Note 8 - Income Taxes (Details) - Tax Provision for Income Taxes (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal		$ 95,558
		95,558
Deferred:
Federal		(53,505,000)	53,505,000
State		(8,144,000)	8,144,000
	$ (61,649,000)	$ (61,649,000)	$ 61,649,000